UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2010

Date of reporting period:	October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments

October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—56.1%
Automotive Products—0.0%
$102	Delphi Automotive LLP, 12.00%, 10/6/14	NR/NR	$101,834

Banking—23.4%
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/B	2,301,887
	Barclays Bank PLC (h),
$2,600	7.375%, 12/15/11 (a)(d)	Baa2/BBB+	2,379,000
3,000	7.434%, 12/15/17 (a)(d)	Baa2/BBB+	2,805,000
£8,600	14.00%, 6/15/19	Baa2/BBB+	18,641,199
$2,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(h)	A2/BBB+	1,860,698
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa2/BBB-	1,294,439
€4,900	Keycorp, 1.051%, 11/22/10, FRN	Baa1/BBB+	6,704,832
$3,400	M&I Marshall & Ilsley Bank, 0.471%, 6/1/11, FRN	A2/BBB	3,032,208
22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (h)(k)	Baa2/BBB	25,928,234
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/B	3,377,500
15,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(k)	Aa2/AA-	18,878,835
14,900	Regions Financial Corp., 0.453%, 6/26/12, FRN	Baa3/BBB+	12,841,744
	Royal Bank of Scotland PLC, FRN,
10,000	0.564%, 10/14/16	Baa3/BBB	8,309,060
£3,911	5.049%, 4/6/11	NR/NR	5,302,191
$12,000	Wachovia Bank N.A., 0.629%, 3/15/16, FRN	Aa3/AA-	10,752,660
6,750	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba3/A-	6,353,437
9,900	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba3/A-	9,256,500
			140,019,424
Financial Services—23.7%
8,415	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a)(d)	A1/A+	8,277,213
	American General Finance Corp., FRN,
8,450	0.549%, 12/15/11	Baa3/BB+	6,269,004
1,625	0.72%, 8/17/11	Baa3/BB+	1,261,026
10,100	Bank of America Corp., 8.125%, 5/15/18 (h)	B3/B	9,095,353
3,500	Chukchansi Economic Dev. Auth., 4.913%, 11/15/12, FRN (a)(d)	B3/B+	2,187,500
	CIT Group, Inc. (l),
4,000	0.512%, 4/27/11, FRN	WR/NR	2,553,868
275	5.60%, 4/27/11	WR/NR	179,110
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	187,000
	Citigroup, Inc.,
15,000	0.579%, 6/9/16, FRN	Baa1/A-	12,519,510
100	6.50%, 8/19/13	A3/A	107,271
	Ford Motor Credit Co. LLC,
8,400	3.034%, 1/13/12, FRN	Caa1/CCC+	7,486,500
7,000	7.25%, 10/25/11	Caa1/CCC+	6,868,708
3,300	7.80%, 6/1/12	Caa1/CCC+	3,233,106
1,400	General Electric Capital Corp., 0.474%, 10/6/15, FRN	Aa2/AA+	1,240,054
4,800	Genworth Global Funding Trusts, 0.58%, 5/15/12, FRN	A2/A	4,399,526
	GMAC, Inc.,
3,000	2.561%, 12/1/14, FRN	Ca/CCC	2,223,750
5,500	6.00%, 12/15/11	Ca/CCC	5,161,887
3,000	6.75%, 12/1/14	Ca/CCC	2,722,662
3,575	6.875%, 9/15/11	Ca/CCC	3,431,499
3,375	6.875%, 8/28/12	Ca/CCC	3,186,027

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(b)(d)	Ba2/BBB-	$5,280,000
	International Lease Finance Corp.,
1,400	4.15%, 1/20/15	Baa3/BBB+	1,315,125
1,350	4.75%, 1/13/12	Baa3/BBB+	1,106,849
1,350	5.125%, 11/1/10	Baa3/BBB+	1,267,915
1,350	5.30%, 5/1/12	Baa3/BBB+	1,120,266
1,350	5.35%, 3/1/12	Baa3/BBB+	1,107,412
1,350	5.45%, 3/24/11	Baa3/BBB+	1,202,650
4,950	5.625%, 9/20/13	Baa3/BBB+	3,762,916
5,950	6.625%, 11/15/13	Baa3/BBB+	4,594,888
15,900	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	A2/BBB+	16,038,934
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (f)	WR/NR	250
	SLM Corp., FRN,
10,000	0.053%, 9/15/15	Ba1/BBB-	5,164,400
19,350	0.512%, 10/25/11	Ba1/BBB-	16,782,642
			141,334,821
Insurance—8.2%
	American International Group, Inc.,
3,400	0.392%, 3/20/12, FRN	A3/NR	2,876,954
12,600	0.394%, 10/18/11, FRN (k)	A3/A-	11,069,289
€2,800	0.883%, 4/26/11, FRN	A3/A-	3,699,372
$3,200	4.95%, 3/20/12	A3/NR	2,981,398
13,600	5.45%, 5/18/17	A3/A-	10,320,700
1,450	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	880,875
£2,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	2,235,164
$15,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (converts to FRN on 12/15/37) (a)(d)	Baa1/BBB	14,737,500
			48,801,252
Paper/Paper Products—0.8%
7,500	Verso Paper Holdings LLC, 4.233%, 8/1/14, FRN	B2/B-	4,950,000

Telecommunications—0.0%
8,750	Hawaiian Telcom Communications, Inc., 8.486%, 5/1/13, FRN (b)(f)	WR/NR	153,125
	Total Corporate Bonds & Notes (cost—$321,000,170)		335,360,456

MORTGAGE-BACKED SECURITIES—11.7%
147	Banc of America Funding Corp., 6.084%, 1/20/47, CMO, VRN	NR/CCC	102,745
1,450	Bear Stearns Commercial Mortgage Securities, 5.70%, 6/11/50, CMO	NR/AA-	1,342,992
8,226	Citigroup Commercial Mortgage Trust, 5.700%, 12/10/49, CMO, VRN	Aaa/AA	7,525,783
2,900	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/A-	2,609,926
	Commercial Mortgage Pass Through Certificates, CMO,
4,000	5.306%, 12/10/46	Aaa/NR	3,644,156
11,900	5.816%, 12/10/49, VRN	Aaa/AAA	11,042,187
3,239	Countrywide Alternative Loan Trust, 5.75%, 12/25/36, CMO	NR/CC	2,257,833
1,900	Credit Suisse Mortgage Capital Certificates, 6.216%, 2/15/41, CMO, VRN	NR/AA	1,626,186
4,865	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	4,470,460
12,712	GSR Mortgage Loan Trust, 4.555%, 11/25/35, CMO, FRN	NR/BBB+	11,041,518

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$6,001	JPMorgan Alternative Loan Trust, 5.902%, 5/25/36, CMO, VRN	NR/CCC	$3,800,859
3,155	JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 6/12/47, CMO	Aaa/A+	2,877,122
	Morgan Stanley Capital I, CMO, VRN,
3,360	5.447%, 2/12/44	Aaa/A	3,014,293
2,800	5.880%, 6/11/49	NR/BBB+	2,582,152
93	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	Baa3/B+	60,746
1,613	Sequoia Mortgage Trust, 0.929%, 5/20/34, CMO, FRN	A1/AAA	1,252,032
6,817	Thornburg Mortgage Securities Trust, 0.366%, 7/25/36, CMO, FRN	Baa1/A	6,496,855
5,180	Wells Fargo Mortgage Backed Securities Trust, 5.591%, 7/25/36, CMO, FRN	NR/CCC	3,988,616
	Total Mortgage-Backed Securities (cost—$61,400,415)		69,736,461

SENIOR LOANS (a)(c)—9.5%
Automotive—0.1%
	Ford Motor Corp., Term B,
48	3.25%, 12/16/13		42,980
734	3.29%, 12/16/13		656,400
			699,380
Banking—1.2%
	Aster Co., Ltd. (b),
2,137	2.889%, 9/19/13, Term B		1,855,253
1,500	2.889%, 9/19/14, Term B		1,302,000
2,214	2.889%, 9/19/14, Term C		1,921,828
€1,800	3.270%, 9/19/13, Term B		2,303,916
			7,382,997
Chemicals—0.4%
€287	Brenntag AG, 3.214%, 12/23/13, Term B		410,464
€1,451	MacDermid, Inc., 2.638%, 4/12/14 (b)		1,734,247
			2,144,711
Consumer Products—0.4%
$3,000	National Mentor, Inc., 2.512%, 6/29/12 (b)		2,701,875

Diversified Manufacturing—1.0%
9,946	Grant Forest Products, 10.25%, 9/16/13 (b)		460,023
	KION Group GmbH (b),
3,000	2.493%, 12/20/14, Term B		2,066,250
3,000	2.743%, 12/20/15, Term C		2,066,250
	Linpac Mouldings Ltd. (b),
1,016	2.751%, 4/16/12, Term B		487,537
1,277	3.251%, 4/16/12, Term C		613,030
28	3.751%, 4/16/12, Term B		13,309
39	4.251%, 4/16/12, Term C		18,909
			5,725,308

Principal
Amount
(000)		Value*
Electronics—0.2%
€985	Sensata Technologies, Inc., 2.728%, 4/27/13 (b)	$1,220,474

Financial Services—1.1%
$1,814	Chrysler Financial Corp., 4.25%, 8/3/12, Term B	1,742,422
	One (b),
€2,000	3.176%, 2/4/16, Term B	2,511,955
€2,000	3.676%, 2/4/17, Term C	2,526,710
		6,781,087
Food & Beverage—0.2%
	Dole Foods Co.,
$108	7.495%, 4/12/13	109,003
188	8.00%, 4/12/13, Term B	190,055
674	8.00%, 4/12/13, Term C	682,618
		981,676
Healthcare & Hospitals—0.6%
€3,000	ISTA, 5.085%, 6/15/16, Term D (b)	3,320,694

Hotels/Gaming—0.8%
	MotorCity Casino, Term B (b),
$591	8.50%, 7/21/12	563,753
4,548	8.50%, 7/21/12 (e)	4,335,610
		4,899,363
Manufacturing—0.4%
3,614	Bombardier, Inc., 3.00%, 6/26/13, Term B (b)	2,538,782

Multi-Media—1.7%
4,328	Local Insight, 7.75%, 4/23/15, Term B (b)	3,397,395
	Seven Media Group, Term T (b),
AUD 1,712	5.73%, 12/28/12	1,304,586
AUD 7,150	6.058%, 12/28/12	5,448,570
		10,150,551
Printing/Publishing—0.7%
	Tribune Co. (b)(f),
$4,151	5.00%, 6/4/24, Term X	1,933,737
4,975	5.25%, 6/4/24, Term B	2,247,579
		4,181,316
Recreation—0.0%
	Cedar Fair L.P.,
1	2.243%, 8/30/12	723
3	4.243%, 8/30/14	2,639
		3,362

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—0.7%
$5,709	Hawaiian Telcom Communications, Inc., 4.75%, 6/1/14, Term C (b)(f)		$4,110,358
	Total Senior Loans (cost—$79,307,295)		56,841,934

Shares
PREFERRED STOCK—1.9%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b)(g)(j)	NR/NR	10,137

Insurance—1.9%
21,655	ABN AMRO North America Capital Funding Trust I,
	6.968%, (converts to FRN on 9/15/10) (a)(d)	B3/B	11,423,013
	Total Preferred Stock (cost—$11,257,513)		11,433,150

Principal
Amount
(000)
ASSET-BACKED SECURITIES—1.8%
$4,238	Asset Backed Funding Certificates, 0.464%, 5/25/37, FRN (a)(d)	Ba1/B-	3,295,129
410	CIT Group Home Equity Loan Trust, 0.514%, 6/25/33, FRN	Aaa/AAA	293,240
3,852	Lake Country Mortgage Loan Trust, 0.704%, 12/25/32, FRN (a)(d)	Aaa/AAA	3,396,398
6,235	Popular ABS Mortgage Pass-Through Trust, 0.524%, 7/25/35, FRN	Aaa/AAA	3,839,459
	Total Asset-Backed Securities (cost—$10,908,112)		10,824,226

Shares
COMMON STOCK—0.8%
Automotive Products—0.8%
664	Delphi Automotive LLP (j)		4,878,107
81,383	Dura Automotive Systems, Inc. (g)(j)		81,383
	Total Common Stock (cost—$6,195,542)		4,959,490

CONVERTIBLE PREFERRED STOCK—0.5%
Banking—0.5%
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$2,077,650)	Ba3/A-	2,700,000

Principal
Amount
(000)
U.S. GOVERNMENT AGENCY SECURITIES (i)—0.1%
$274	Freddie Mac, 0.141%, 2/1/11, FRN (cost—$273,867)	Aaa/AAA	273,828

SHORT-TERM INVESTMENTS—17.6%
Corporate Notes—14.0%
Financial Services—10.5%
14,200	American General Finance Corp., 0.398%, 3/2/10, FRN	Baa3/NR	13,545,068
	International Lease Finance Corp.,
3,000	0.627%, 5/24/10, FRN	Baa3/BBB+	2,850,549
9,900	0.684%, 1/15/10, FRN	Baa3/BBB+	9,727,700
2,785	4.875%, 9/1/10	Baa3/BBB+	2,664,223
5,550	5.00%, 4/15/10	Baa3/BBB+	5,476,096
17,560	5.625%, 9/15/10 (k)	Baa3/AA	16,622,542

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$500	Residential Capital LLC, 8.50%, 5/15/10	C/CC	$442,500
1,400	SLM Corp., 0.33%, 3/15/10, FRN	Ba1/BBB-	1,369,939
	Universal City Florida Holding Co.,
9,000	5.233%, 5/1/10, FRN	Caa2/CCC+	9,045,000
1,000	8.375%, 5/1/10	Caa2/CCC+	1,005,000
			62,748,617
Insurance—3.5%
5,000	AIG Life Holdings U.S., Inc., 7.50%, 8/11/10	A3/A-	5,038,115
	American International Group, Inc.,
10,000	0.353%, 9/27/10, FRN	A3/A-	9,091,450
2,500	4.70%, 10/1/10	A3/A-	2,446,683
	Residential Reinsurance Ltd., FRN (a)(b)(d),
3,000	7.611%, 6/7/10	NR/BB	3,043,950
1,200	8.111%, 6/7/10	NR/BB-	1,221,420
			20,841,618
	Total Corporate Notes (cost—$79,386,598)		83,590,235

U.S. Treasury Bills (i)—1.0%
6,172	0.05%-0.31%, 11/5/09-12/10/09 (cost—$6,171,839)		6,171,839

Repurchase Agreements—2.6%
2,000	Barclays Capital, Inc., dated 10/30/09, 0.06%, due 11/2/09, proceeds $2,000,010; collateralized by U.S. Treasury Inflation Index Notes, 1.25%, due 04/15/14, valued at $2,068,469 including accrued interest		2,000,000
11,600	Deutsche Bank, dated 10/30/09, 0.07%, due 11/2/09, proceeds $11,600,068; collateralized by Freddie Mac Discount Notes, zero coupon, due 03/08/10, valued at $11,832,857		11,600,000
1,897	State Street Bank & Trust Co., dated 10/30/09, 0.01%, due 11/2/09, proceeds $1,897,002; collateralized by U.S. Treasury Bills, zero coupon, due 11/27/09, valued at $1,935,000		1,897,000
	Total Repurchase Agreements (cost—$15,497,000)		15,497,000
	Total Short-Term Investments (cost—$101,055,437)		105,259,074

	Total Investments (cost—$593,476,001)—100.0%		$597,388,619

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined, as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $136,922,029, representing 22.9% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2009.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after October 31, 2009.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $91,520, representing less than 0.1% of total investments.

(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for futures contracts, forward foreign currency contracts and swaps.

(j)	Non-income producing.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Issuer filed for bankruptcy on November 1, 2009.

Glossary:
AUD—Australian Dollar
£—British Pound
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2009.
LIBOR—London Inter-Bank Offered Rate
NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2009.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at October 31, 2009:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Long: Financial Futures Euro—90 day	1,800	$446,423	6/14/10	$315,000

(B) Credit default swap agreements:

Buy protection swap agreements outstanding at October 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Fund	Value (5)	Paid	(Depreciation)
Bank of America:
Dow Jones CDX HY-12 5 Year Index	$7,708	6.63%	6/20/14	(5.00)%	$412,552	$357,201	$55,351
Dow Jones CDX HY-13 5 Year Index	1,100	7.03%	12/20/14	(5.00)%	80,042	81,125	(1,083)
Barclays Bank:
Dow Jones CDX HY-12 5 Year Index	20,210	6.63%	6/20/14	(5.00)%	1,081,690	867,267	214,423
Dow Jones CDX HY-13 5 Year Index	3,600	7.03%	12/20/14	(5.00)%	261,955	264,062	(2,107)
JPMorgan Chase:
Dow Jones CDX HY-12 5 Year Index	7,990	6.63%	6/20/14	(5.00)%	427,645	363,545	64,100
Morgan Stanley:
Dow Jones CDX HY-13 5 Year Index	1,200	7.03%	12/20/14	(5.00)%	87,318	88,500	(1,182)
Royal Bank of Scotland:
Dow Jones CDX HY-13 5 Year Index	3,500	7.03%	12/20/14	(5.00)%	254,678	262,437	(7,759)
					$2,605,880	$2,284,137	$321,743

Sell protection swap agreements outstanding at October 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Paid(Received)	(Depreciation)
Barclays Bank:
CIT Group †	$3,300	66.68%	12/20/13	5.00%	$(1,122,759)	$(841,500)	$(281,259)
Citigroup:
Chrysler Financial	1,000	5.50%	6/20/13	5.00%	(9,927)	(120,000)	110,073
SLM	6,550	7.99%	12/20/13	5.00%	(573,611)	(807,000)	233,389
Credit Suisse First Boston:
Samis	1,400	0.23%	12/20/09	2.15%	3,649	17,500	(13,851)
Deutsche Bank:
CIT Group †	2,550	66.68%	12/20/13	5.00%	(867,586)	(675,750)	(191,836)
Ford Motor	1,000	7.71%	6/20/12	2.17%	(102,408)	—	(102,408)
SLM	5,400	7.99%	12/20/13	5.00%	(472,901)	(756,000)	283,099
Merrill Lynch & Co.:
SLM	3,350	7.99%	12/20/13	5.00%	(293,374)	(469,000)	175,626
Morgan Stanley:
SLM	3,400	7.96%	3/20/14	5.00%	(307,683)	(374,000)	66,317
					$(3,746,600)	$(4,025,750)	$279,150

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Issuer filed for bankruptcy on November 1, 2009.

(C)  Forward foreign currency contracts outstanding at October 31, 2009:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2009	(Depreciation)
Purchased:
300,000 Australian Dollar settling 11/5/09	JPMorgan Chase & Co.	$266,345	$271,030	$4,685
Sold:
5,634,000 Australian Dollar settling 11/5/09	Royal Bank of Scotland PLC	4,896,904	5,089,932	(193,028)
13,536,000 British Pound settling 11/24/09	JPMorgan Chase & Co.	22,111,462	22,309,233	(197,771)
9,263,000 Euro settling 12/8/09	Morgan Stanley	13,533,243	13,665,791	(132,548)
				$(518,662)

(D)  Open reverse repurchase agreements at October 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.65%	10/7/09	11/9/09	$5,722,685	$5,720,000
	0.65%	10/19/09	11/23/09	2,252,569	2,252,000
	0.65%	10/20/09	11/24/09	3,715,872	3,715,000
	0.65%	10/21/09	11/23/09	1,122,243	1,122,000
BNP Paribas	0.60%	10/2/09	11/2/09	10,018,174	10,013,000
Credit Suisse First Boston	0.65%	10/8/09	11/9/09	14,275,441	14,269,000
					$37,091,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2009 was $23,793,329 at a weighted average interest rate of 0.64%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2009 was $41,212,558.

(E) At October 31, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$2,500,000
DPH Holdings Corp.	1,248,121
$3,748,121

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                       Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                       Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                       Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in  determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at October 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09
Investments in Securities - Assets
Corporate Bonds & Notes	—	$335,360,456	—	$335,360,456
Mortgaged-Backed Securities	—	69,736,461	—	69,736,461
Senior Loans	—	56,841,934	—	56,841,934
Preferred Stock:
Automotive Products	—	—	$10,137	10,137
Insurance	$11,423,013	—	—	11,423,013
Asset-Backed Securities	—	10,824,226	—	10,824,226
Common Stock	—	4,878,107	81,383	4,959,490
Convertible Preferred Stock	—	2,700,000	—	2,700,000
U.S. Government Agency Securities	—	273,828	—	273,828
Short-Term Investments	—	105,259,074	—	105,259,074
Total Investments in Securities - Assets	$11,423,013	$585,874,086	$91,520	$597,388,619
Other Financial Instruments*	$315,000	$(13,991)	$96,222	$397,231
Total Investments in Securities	$11,738,013	$585,860,095	$187,742	$597,785,850

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2009, was as follows:

					Total Change
	Beginning	Net			in Unrealized	Transfers in
	Balance	Purchases(Sales)	Accrued	Total Realized	Appreciation/	and/or out	Ending Balance
	7/31/09	and Settlements	Discounts	Gain(Loss)	Depreciation	of Level 3	10/31/09
Investments in Securities - Assets
Short-Term Investments:
Corporate Notes
Insurance	$10,841,297	—	$543,774	—	$1,971,749	$(13,356,820)	—
Preferred Stock:
Automotive Products	10,137	—	—	—	—	—	$10,137
Common Stock	81,383	—	—	—	—	—	81,383
Total Investments in Securities - Assets	$10,932,817	—	$543,774	—	$1,971,749	$(13,356,820)	$91,520
Other Financial Instruments*	$48,716	—	—	—	$47,506	—	$96,222
Total Investments in Securities	$10,981,533	—	$543,774	—	$2,019,255	$(13,356,820)	$187,742

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of other financial instruments, which the Fund held at October 31, 2009 was $47,506.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009